Consolidated Statements Of Stockholders Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2009	$ 272,470	$ 338	$ 41,415	$ 221,243	$ 6,032		$ 3,442
Net income	63,924			63,924
Net income/loss attributable to noncontrolling interest				77			(77)
Unrealized gains/losses on investment securities AFS	(3,437)				(3,437)
Reclassification of gains/losses included in net income	(2,762)				(2,762)
Common stock dividends paid	(10,170)			(10,170)
Issuance of common stock for exercise of stock options	2,825	2	2,823
Tax benefit on exercise and of stock options and vesting of common stock under restricted stock plan	37		37
Stock-based compensation expense	833		833
Investment in noncontrolling interest	50						50
Issuance of unvested common stock under restricted stock plan		1	(1)
Forfeiture of unvested common stock under restricted stock plan
Balance at Dec. 31, 2010	323,770	341	45,107	275,074	(167)		3,415
Net income	101,303			101,303
Net income/loss attributable to noncontrolling interest				18			(18)
Unrealized gains/losses on investment securities AFS	10,061				10,061
Reclassification of gains/losses included in net income	(567)				(567)
Common stock dividends paid	(12,661)			(12,661)
Issuance of common stock for exercise of stock options	4,032	3	4,029
Tax benefit on exercise and of stock options and vesting of common stock under restricted stock plan	482		482
Stock-based compensation expense	1,528		1,528
Investment in noncontrolling interest	25						25
Issuance of unvested common stock under restricted stock plan		1	(1)
Forfeiture of unvested common stock under restricted stock plan
Balance at Dec. 31, 2011	427,973	345	51,145	363,734	9,327		3,422
Net income	77,064			77,064
Net income/loss attributable to noncontrolling interest				(20)			20
Unrealized gains/losses on investment securities AFS	1,734				1,734
Reclassification of gains/losses included in net income	(278)				(278)
Common stock dividends paid	(17,293)			(17,293)
Issuance of common stock for exercise of stock options	3,979	3	3,976
Tax benefit on exercise and of stock options and vesting of common stock under restricted stock plan	1,538		1,538
Stock-based compensation expense	2,607		2,607
Repurchase of common stock under restricted stock plan	(341)					(341)
Issuance of unvested common stock under restricted stock plan		1	(342)			341
Forfeiture of unvested common stock under restricted stock plan
Issuance of 423,616 shares of common stock for acquisition of Genala Banc, Inc.	14,123	4	14,119
Balance at Dec. 31, 2012	$ 511,106	$ 353	$ 73,043	$ 423,485	$ 10,783		$ 3,442